10. PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	R$ 3,282,436	R$ 2,475,935
Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	89,595	106,956
Logistics | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	89,595	106,956
Mining
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	1,859,108	1,435,332
Mining | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	R$ 725,616	408,522
Mining | Expansion of Casa de Pedra Mine capacity production
Disclosure of detailed information about property, plant and equipment [line items]
Start date	2007
Completion date	2020
Construction in progress	R$ 844,194	750,999
Mining | Expansion of TECAR export capacity
Disclosure of detailed information about property, plant and equipment [line items]
Start date	2009
Completion date	2022
Construction in progress	R$ 289,298	275,811
Steel
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	653,842	327,512
Steel | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	R$ 558,922	228,029
Steel | Supply of 16 torpedo's cars for operation in the steel industry
Disclosure of detailed information about property, plant and equipment [line items]
Start date	2008
Completion date	2020
Construction in progress	R$ 94,920	99,483
Cement
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	679,891	606,135
Cement | Current investments to maintain current operations at their full capacity
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	R$ 94,728	51,270
Cement | Construction of cement plants
Disclosure of detailed information about property, plant and equipment [line items]
Start date	2011
Completion date	2023
Construction in progress	R$ 585,163	R$ 554,865